Regulatory Capital Matters	12 Months Ended
Dec. 31, 2014
Regulatory Capital Matters [Abstract]
Regulatory Capital Matters
(21)	Regulatory Capital Matters

The amount of dividends payable to the parent company from the subsidiary bank is limited by various banking regulatory agencies.  Upon approval by regulatory authorities, the Bank may pay cash dividends to the parent company in excess of regulatory limitations.  Additionally, the Company suspended the payment of dividends to its stockholders in the third quarter of 2009.

The Company is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and, possibly, additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier I capital to risk-weighted assets, and of Tier I capital to average assets.  The amounts and ratios as defined in regulations are presented hereafter.  Management believes, as of December 31, 2014, the Company meets all capital adequacy requirements to which it is subject under the regulatory framework for prompt corrective action.  In the opinion of management, there are no conditions or events since prior notification of capital adequacy from the regulators that have changed the institution’s category.

The following table summarizes regulatory capital information as of December 31, 2014 and 2013 on a consolidated basis and for its wholly-owned subsidiary, as defined:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2014	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$136,022	17.95%	$60,639	8.00%	N/	A	N/	A
Colony Bank	127,833	16.89	60,542	8.00	$75,678		10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	127,220	16.78	30,320	4.00	N/	A	N/	A
Colony Bank	119,031	15.73	30,271	4.00	45,407		6.00

Tier I Capital to Average Assets
Consolidated	127,220	11.18	45,509	4.00	N/	A	N/	A
Colony Bank	119,031	10.50	45,364	4.00	56,705		5.00

As of December 31, 2013

Total Capital to Risk-Weighted Assets
Consolidated	$129,569	17.06%	$60,791	8.00%	N/	A	N/	A
Colony Bank	131,024	17.29	60,638	8.00	$75,797		10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	120,048	15.81	30,396	4.00	N/	A	N/	A
Colony Bank	121,521	16.03	30,319	4.00	45,478		6.00

Tier I Capital to Average Assets
Consolidated	120,048	10.57	45,419	4.00	N/	A	N/	A
Colony Bank	121,521	10.72	45,333	4.00	56,666		5.00

Effective October 22, 2014, the Board Resolution (BR) the bank had been operating under was lifted.  The BR required that, prior to declaring or paying any cash dividend to the Company, the Bank must obtain written consent of its regulators.  In November 2014, the Bank paid a $12,000,000 dividend to the Company.  This dividend was utilized to bring the interest payments of the Trust Preferred Securities and the dividend payments of the Preferred Stock to a current status and to fund holding company operations for the coming year.